                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: ____

       This Amendment (Check only one.):  [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mohnish Pabrai
Address:  1220 Roosevelt
          Suite 200
          Irvine, CA 92620-3667

Form 13F File Number: 028-11257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadim A. Kazi
Title:  Attorney-In-Fact for Mohnish Pabrai
Phone:  (312) 876-7990

Signature, Place, and Date of Signing:

 /s/ Nadim A. Kazi               Chicago, IL            November 14, 2011
 --------------------------
 Nadim A. Kazi

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          15
Form I3F Information Table Value Total:    $258,551
                                         (thousands)
List of Other Included Managers:               NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7         COLUMN 8
        --------          -------------- --------- -------- --------------------- ---------- -------- ------------------------
                                                   VALUE (X  SHRS OR  SH/  PUT/   INVESTMENT  OTHER    VOTING   AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS  CUSIP     $1000)   PRN AMT  PRN  CALL   DISCRETION MANAGERS   SOLE     SHARED   NONE
     --------------       -------------- --------- -------- --------- --- ------- ---------- -------- --------- --------- ----
Air Transport Services
  Group, Inc.               COM          00922R105     582    134,347 SH             Sole      None     134,347
Bank of America             COM          060505104  43,168  7,053,551 SH             Sole      None   7,053,551
Berkshire Hathaway          B            084670207     673      9,467 SH             Sole      None       9,467
Brookfield
  Infrastructure            LP INT
  Partners, L.P.            UNIT         G16252101  43,032  1,767,960 SH             Sole      None   1,767,960
Brookfield Office
  Properties Inc.           COM          112900105  32,486  2,359,215 SH             Sole      None   2,359,215
Brookfield Residential
  Properties, Inc.          COM          11283W104   1,606    241,573 SH             Sole      None     241,573
CapitalSource Inc.          COM          14055X102  17,273  2,813,141 SH             Sole      None   2,813,141
Cresud S A C I F Y A        SPON ADR     226406106  11,122  1,027,887 SH             Sole      None   1,027,887
Goldman Sachs Group Inc.    COM          38141GDG6  27,413    289,933 SH             Sole      None     289,933
Harvest Natural Resources   COM          41754V103     476     55,501 SH             Sole      None      55,501
Horsehead Hldg Corp.        COM          440694305  10,073  1,357,498 SH             Sole      None   1,357,498
Pinnacle Airlines Corp.     COM          723443107   5,819  1,985,902 SH             Sole      None   1,985,902
Potash Corp.                COM          73755L107  34,403    796,000 SH             Sole      None     796,000
Wells Fargo & Co.           COM          949746101  29,549  1,225,101 SH             Sole      None   1,225,101
WTS Wells Fargo & Co.       COM          949746119     876    113,785 SH  Warrant    Sole      None     113,785